Property, plant and equipment - Property, plant and equipment (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		€ 1,712	[1]	€ 1,591
IFRS 16 adjustment	[2]	(33)
Additions other than through business combinations, property, plant and equipment				546
Assets available for use		1		0
Acquisitions through business combinations, property, plant and equipment				2
Depreciation, property, plant and equipment				409
Impairment loss recognised in profit or loss, property, plant and equipment				30
Reclassifications		(1)		0
Increase (decrease) through net exchange differences, property, plant and equipment				13
Total increase (decrease) in property, plant and equipment				121
Property, plant and equipment at end of period	[1]	2,866		1,712
IFRS 16 [Member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		760
Property, plant and equipment at end of period				760
Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,712
IFRS 16 adjustment		(334)
Additions other than through business combinations, property, plant and equipment		505
Assets available for use		(9)
Acquisitions through business combinations, property, plant and equipment		28
Depreciation, property, plant and equipment		310
Impairment loss recognised in profit or loss, property, plant and equipment		40
Reclassifications		(99)
Increase (decrease) through net exchange differences, property, plant and equipment		31
Total increase (decrease) in property, plant and equipment		105
Property, plant and equipment at end of period		1,483		1,712
Owned [member] | IFRS 16 [Member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,378
Property, plant and equipment at end of period				1,378
Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,094
Additions other than through business combinations, property, plant and equipment		532
Assets available for use		7
Depreciation, property, plant and equipment		293
Impairment loss recognised in profit or loss, property, plant and equipment		2
Reclassifications		68
Increase (decrease) through net exchange differences, property, plant and equipment		(23)
Total increase (decrease) in property, plant and equipment		289
Property, plant and equipment at end of period		1,383		1,094
Construction in progress [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		203		140
Additions other than through business combinations, property, plant and equipment				337
Assets available for use				(275)
Total increase (decrease) in property, plant and equipment				63
Property, plant and equipment at end of period				203
Construction in progress [member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		203
Additions other than through business combinations, property, plant and equipment		425
Assets available for use		(306)
Acquisitions through business combinations, property, plant and equipment		1
Impairment loss recognised in profit or loss, property, plant and equipment		(0)
Reclassifications		1
Increase (decrease) through net exchange differences, property, plant and equipment		0
Total increase (decrease) in property, plant and equipment		120
Property, plant and equipment at end of period		323		203
Construction in progress [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Additions other than through business combinations, property, plant and equipment		3
Assets available for use		(3)
Impairment loss recognised in profit or loss, property, plant and equipment		0
Reclassifications		1
Increase (decrease) through net exchange differences, property, plant and equipment		0
Total increase (decrease) in property, plant and equipment		1
Property, plant and equipment at end of period		1
Land and buildings [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		621		584
Additions other than through business combinations, property, plant and equipment				20
Assets available for use				68
Acquisitions through business combinations, property, plant and equipment				0
Depreciation, property, plant and equipment				56
Impairment loss recognised in profit or loss, property, plant and equipment				5
Increase (decrease) through net exchange differences, property, plant and equipment				11
Total increase (decrease) in property, plant and equipment				37
Property, plant and equipment at end of period				621
Land and buildings [member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		621
IFRS 16 adjustment		(80)
Additions other than through business combinations, property, plant and equipment		5
Assets available for use		51
Depreciation, property, plant and equipment		30
Impairment loss recognised in profit or loss, property, plant and equipment		17
Reclassifications		(74)
Increase (decrease) through net exchange differences, property, plant and equipment		4
Total increase (decrease) in property, plant and equipment		(61)
Property, plant and equipment at end of period		481		621
Land and buildings [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		541
Property, plant and equipment at end of period				541
Land and buildings [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		769
IFRS 16 adjustment		769
Additions other than through business combinations, property, plant and equipment		373
Assets available for use		6
Depreciation, property, plant and equipment		157
Impairment loss recognised in profit or loss, property, plant and equipment		1
Reclassifications		47
Increase (decrease) through net exchange differences, property, plant and equipment		(9)
Total increase (decrease) in property, plant and equipment		260
Property, plant and equipment at end of period		1,029		769
Machinery [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		504		491
Additions other than through business combinations, property, plant and equipment				126
Assets available for use				99
Acquisitions through business combinations, property, plant and equipment				(5)
Depreciation, property, plant and equipment				191
Impairment loss recognised in profit or loss, property, plant and equipment				13
Increase (decrease) through net exchange differences, property, plant and equipment				(2)
Total increase (decrease) in property, plant and equipment		11		13
Property, plant and equipment at end of period				504
Machinery [member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		504
IFRS 16 adjustment		(209)
Additions other than through business combinations, property, plant and equipment		34
Assets available for use		108
Acquisitions through business combinations, property, plant and equipment		0
Depreciation, property, plant and equipment		123
Impairment loss recognised in profit or loss, property, plant and equipment		14
Reclassifications		5
Increase (decrease) through net exchange differences, property, plant and equipment		9
Total increase (decrease) in property, plant and equipment		19
Property, plant and equipment at end of period		314		504
Machinery [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		295
Property, plant and equipment at end of period				295
Machinery [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		209
IFRS 16 adjustment		209
Additions other than through business combinations, property, plant and equipment		96
Depreciation, property, plant and equipment		80
Impairment loss recognised in profit or loss, property, plant and equipment		1
Total increase (decrease) in property, plant and equipment		16
Property, plant and equipment at end of period		225		209
Other equipment [Member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		383		376
Additions other than through business combinations, property, plant and equipment				64
Assets available for use				108
Acquisitions through business combinations, property, plant and equipment				7
Depreciation, property, plant and equipment				162
Impairment loss recognised in profit or loss, property, plant and equipment				12
Increase (decrease) through net exchange differences, property, plant and equipment				4
Total increase (decrease) in property, plant and equipment				7
Property, plant and equipment at end of period				383
Other equipment [Member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		383
IFRS 16 adjustment		(45)
Additions other than through business combinations, property, plant and equipment		40
Assets available for use		138
Acquisitions through business combinations, property, plant and equipment		27
Depreciation, property, plant and equipment		157
Impairment loss recognised in profit or loss, property, plant and equipment		9
Reclassifications		(30)
Increase (decrease) through net exchange differences, property, plant and equipment		18
Total increase (decrease) in property, plant and equipment		26
Property, plant and equipment at end of period		365		383
Other equipment [Member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		338
Property, plant and equipment at end of period				338
Other equipment [Member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		116
IFRS 16 adjustment		116
Additions other than through business combinations, property, plant and equipment		59
Assets available for use		4
Depreciation, property, plant and equipment		57
Impairment loss recognised in profit or loss, property, plant and equipment		1
Reclassifications		20
Increase (decrease) through net exchange differences, property, plant and equipment		(14)
Property, plant and equipment at end of period		127		116
Power generating assets [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
IFRS 16 adjustment		1,094
Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at end of period		(2,536)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		(286)
Property, plant and equipment at end of period		(716)		(286)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		(528)
Property, plant and equipment at end of period		(395)		(528)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		(44)
Property, plant and equipment at end of period		(326)		(44)
Accumulated depreciation, amortisation and impairment [member] | Machinery [member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		(958)
Property, plant and equipment at end of period		(957)		(958)
Accumulated depreciation, amortisation and impairment [member] | Machinery [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		(206)
Property, plant and equipment at end of period		(285)		(206)
Accumulated depreciation, amortisation and impairment [member] | Office equipment [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		(36)
Property, plant and equipment at end of period				(36)
Accumulated depreciation, amortisation and impairment [member] | Other equipment [Member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		(1,104)
Property, plant and equipment at end of period		(1,184)		(1,104)
Accumulated depreciation, amortisation and impairment [member] | Other equipment [Member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at end of period		(105)
Accumulated depreciation and amortisation [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		2,876		2,818
Property, plant and equipment at end of period				2,876
Accumulated depreciation and amortisation [member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		(2,590)
Property, plant and equipment at end of period				(2,590)
Accumulated depreciation and amortisation [member] | Land and buildings [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		572		527
Property, plant and equipment at end of period				572
Accumulated depreciation and amortisation [member] | Machinery [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,164		1,217
Property, plant and equipment at end of period				1,164
Accumulated depreciation and amortisation [member] | Other equipment [Member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,140		1,074
Property, plant and equipment at end of period				1,140
Gross carrying amount [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		4,588		4,408
Property, plant and equipment at end of period				4,588
Gross carrying amount [member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		3,967
Property, plant and equipment at end of period		4,019		3,967
Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,381
Property, plant and equipment at end of period		2,099		1,381
Gross carrying amount [member] | Construction in progress [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		203		140
Property, plant and equipment at end of period				203
Gross carrying amount [member] | Construction in progress [member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		203
Property, plant and equipment at end of period		323		203
Gross carrying amount [member] | Construction in progress [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at end of period		1
Gross carrying amount [member] | Land and buildings [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,193		1,111
Property, plant and equipment at end of period				1,193
Gross carrying amount [member] | Land and buildings [member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,069
Property, plant and equipment at end of period		876		1,069
Gross carrying amount [member] | Land and buildings [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		813
Property, plant and equipment at end of period		1,355		813
Gross carrying amount [member] | Machinery [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,669		1,708
Property, plant and equipment at end of period				1,669
Gross carrying amount [member] | Machinery [member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,253
Property, plant and equipment at end of period		1,272		1,253
Gross carrying amount [member] | Machinery [member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		415
Property, plant and equipment at end of period		510		415
Gross carrying amount [member] | Other equipment [Member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,523		1,449
Property, plant and equipment at end of period				1,523
Gross carrying amount [member] | Other equipment [Member] | Owned [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		1,442
Property, plant and equipment at end of period		1,548		1,442
Gross carrying amount [member] | Other equipment [Member] | Right-of-use assets [member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment at beginning of period		152
Property, plant and equipment at end of period		€ 233		€ 152

[1]	Includes the impact of IFRS 16 lease accounting following its adoption as of January 1, 2019. For more details refer to the Significant accounting policies.
[2]	Impact of IFRS 16 adoption. Reference is made to the Significant accounting policies